Reconciliation of Previously Reported Amounts to Restated Financial Statements - Consolidated Statements of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by operating activities		$ 3,105	[1],[2]	$ 837	[2]	$ 802
Net cash used in investing activities		181	[1],[2]	(783)	[2]	(1,180)
Cash and cash equivalents at beginning of year		1,268	[1],[2]	1,181	[2]	2,101
Cash and cash equivalents at end of year	[2]	2,729	[1]	1,268	[1]	1,181
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by operating activities		3,243		978		802
Net cash used in investing activities		(33)		(926)		(1,180)
Cash and cash equivalents at beginning of year		1,263		1,178		2,098
Cash and cash equivalents at end of year		2,648		1,263		1,178
Accounting Standards Update 2016-15 | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by operating activities		(147)		(141)		0
Net cash used in investing activities		147		141		0
Cash and cash equivalents at beginning of year		0		0		0
Cash and cash equivalents at end of year		0		0		0
Accounting Standards Update 2016-18 | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by operating activities		9		0		0
Net cash used in investing activities		67		2		0
Cash and cash equivalents at beginning of year		5		3		3
Cash and cash equivalents at end of year		$ 81		$ 5		$ 3

[1]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[2]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.